Note 9 - Restructuring Charges and Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
9.
Restructuring Charges and Expenses

In
April
2017,
the Company undertook an organizational realignment which included a reduction in force, lowering its total headcount by approximately
33%.
Accordingly, the Company recorded a restructuring charge of approximately
$519,000,
relating to severance related costs at that time. As of
December
31,
2018,
all of the total severance related costs related to the
April
2017
termination of
44
employees had been paid.

In
September
2017,
the Company effected a cost reduction plan, which included a company-wide reduction in force, lowering its total headcount by
24
employees. The Company recorded a restructuring charge of approximately
$416,000,
relating to severance related costs at that time. In
October
2017,
the Company subleased
one
of its facilities and ceased to use the facility as part of the cost reduction plan. The Company recorded a restructuring charge of approximately
$388,000
relating to the cost to exit the facility. As of
December
31,
2018,
all of the severance related costs related to the termination of
24
employees had been paid. As of
December
31,
2018
and
2017,
$98,000
of the total costs to exit the facility was included within accrued expenses and other current liabilities.